TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES	6 Months Ended
Jun. 30, 2013
TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES [Abstract]
TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES
NOTE 13 - TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES
Management fees: Pursuant to the management agreement dated November 16, 2007, which was revised in October 2009, the Manager, a wholly owned subsidiary of Navios Holdings, provides commercial and technical management services to Navios Partners' vessels for a daily fee of: (a) $4.5 daily rate per Ultra-Handymax vessel; (b) $4.4 daily rate per Panamax vessel; and (c) $5.5 daily rate per Capesize vessel for the two-year period that ended on November 16, 2011. In October 2011, Navios Partners extended the duration of its existing Management Agreement with the Manager until December 31, 2017 and fixed the rate for shipmanagement services of its owned fleet through December 31, 2013. The new management fees are: (a) $4.65 daily rate per Ultra-Handymax vessel; (b) $4.55 daily rate per Panamax vessel; and (c) $5.65 daily rate per Capesize vessel.
This daily fee covers all of the vessels' operating expenses, including the cost of dry dock and special surveys. Total management fees for the three and six month period ended June 30, 2013 amounted to $8,586 and $17,077, respectively. Total management fees for the three and six month periods ended June 30, 2012 amounted to $7,323 and $14,557, respectively.
General and administrative expenses: Pursuant to the administrative services agreement dated November 16, 2007, the Manager also provides administrative services to Navios Partners, which include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. The Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Navios Partners extended the duration of its existing Administrative Services Agreement with the Manager pursuant to the same terms, until December 31, 2017.
Total general and administrative expenses charged by Navios Holdings for the three and six month periods ended June 30, 2013 amounted to $1,050 and $2,100, respectively. Total general and administrative expenses charged by Navios Holdings for the three and six month periods ended June 30, 2012 amounted to $909 and $1,809, respectively.
Balance due to related parties: Included in the current liabilities as of June 30, 2013 was an amount of $14,925, which represented the current account payable to Navios Holdings and its subsidiaries. The balance mainly consisted of the management fees outstanding amounting to $14,153 and administrative service fees and other payables amounting to $772. Amounts due to related parties as of December 31, 2012 was $21,748.
Vessel Chartering: In February 2012, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Apollon. The term of this charter is approximately two years commencing in February 2012, at a daily rate of $12.5 net per day for the first year and $13.5 net per day for the second year, plus 50/50 profit sharing based on actual earnings. For this charter, for three and six months ended June 30, 2013 the total revenue of Navios Partners from Navios Holdings amounted to $1,189 and $2,217, respectively. For this charter, for three and six months ended June 30, 2012 the total revenue of Navios Partners from Navios Holdings amounted to $1,189 and $1,660, respectively.
           In May 2012, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Prosperity. The term of this charter is approximately one year with two six-month extension options granted to Navios Holdings, commencing in May 2012, at a daily rate of $12 net per day plus profit sharing the first $1.5 in profits above the base rate and thereafter all profits will be split 50% to each party. For this charter, for the three and six months ended June 30, 2013, the total revenue of Navios Partners from Navios Holdings amounted to $1,098 and $2,173, respectively. For this charter, for the three and six months ended June 30, 2012, the total revenue of Navios Partners from Navios Holdings amounted to $291.
          In September 2012, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Libra. The term of this charter is approximately three years commencing in October 2012, at a daily rate of $12 net per day plus 50/50 profit sharing based on actual earnings. For this charter, for the three and six months ended June 30, 2013 the total revenue of Navios Partners from Navios Holdings amounted to $1,095 and $2,228, respectively.
In May 2013, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Felicity. The term of this charter is approximately one year commencing in May 2013, at a daily rate of $12 net per day plus 50/50 profit sharing based on actual earnings. For this charter, for the three and six months ended June 30, 2013 the total revenue of Navios Partners from Navios Holdings amounted to $628.
In May 2013, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Aldebaran. The term of this charter is approximately six months commencing in June 2013, at a daily rate of $11 net per day plus profit sharing the first $2.5 in profits above the base rate and thereafter all profits will be split 50% to each party. For this charter, for the three and six months ended June 30, 2013 the total revenue of Navios Partners from Navios Holdings amounted to $315.

Others: Navios Partners has entered into an Omnibus Agreement with Navios Holdings pursuant to which Navios Holdings and its controlled affiliates (other than us, our general partner and our subsidiaries) generally agreed not to acquire or own Panamax or Capesize drybulk carriers under time charters of three or more years without the consent of our general partner. The Omnibus Agreement, however, contains significant exceptions that allow Navios Holdings or any of its controlled affiliates to compete with us under specified circumstances which could harm our business. In addition, concurrently with the successful consummation of the initial business combination by Navios Maritime Acquisition Corporation, or Navios Acquisition, on May 28, 2010, because of the overlap between Navios Acquisition, Navios Holdings and us, with respect to possible acquisitions under the terms of our Omnibus Agreement, we entered into a business opportunity right of first refusal agreement which provides the types of business opportunities in the marine transportation and logistics industries, we, Navios Holdings and Navios Acquisition must share with the each other.
On January 1, 2012, in accordance with the terms of the partnership agreement, all of the outstanding subordinated units converted into 7,621,843 shares of common units. On June 29, 2012, in accordance with the terms of the partnership agreement, the outstanding subordinated Series A units converted into 1,000,000 shares of common units. As of June 30, 2013, Navios Holdings held a total of 14,223,763 common units, representing a 23.2% common unit interest in Navios Partners.
On November 15, 2012, Navios Holdings and Navios Partners entered into an agreement by which Navios Holdings will provide supplemental credit default insurance with a maximum cash payment of $20,000. As of June 30, 2013, the Company has not put forth any claims to Navios Holdings in connection with this supplemental insurance.